Investment Objectives and Goals - Janus Henderson Asset-Backed Securities ETF	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Janus Henderson Asset-Backed Securities ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Janus Henderson Asset-Backed Securities ETF seeks current income with a focus on preservation of capital.